INVENTORY (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Inventories
SCHEDULE OF INVENTORIES
As at	March 31, 2025	December 31, 2024
Finished goods	$1,188,887	$954,453
Parts	779,660	577,810
	$1,968,547	$1,532,263

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the three months ended	March 31, 2025	March 31, 2024
Inventory	$1,071,164	$966,339
Consulting and services	24,389	22,474
Other	142,074	60,757
	$1,237,627	$1,049,570